COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended				12 Months Ended
	Oct. 13, 2021	May 06, 2020	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2019	Mar. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 06, 2022	Jul. 06, 2021	Jun. 15, 2020	Feb. 28, 2015
Operating Lease Liability								$ 4,732,459
Promissory Note Principal Amount						$ 600,000
Allowance Payment	$ 763,231
Rights Of Exercise Warrant	15,000,000
Purchase Of Common Shares	15,000,000
Gain On Debt Extinguishment	$ 7,068,339				$ 7,068,339
Sale Of Common Stock Shares	2,000,000
Accounts Payable							$ 600,000
Promissory Note					$ 600,000
Payables							600,000
Amount Claimed							3,500,000
Costs And Attorney Fees							386,030
Lease First Six Month							4,150
Lease Second Year							8,300
Lease Second To Third Year							8,549
Lease Third To Fourth Year							$ 8,805
Operating Agreement				$ 7,140
Termination Of Lease Payment Descriptions							Also included are leases under Xroads Equipment Agreements with a third party that allows the Company to pay between $12,000 per month, including interest, starting July 2022. until paid with a $1 value acquisition price at the termination of the leases. These leases are delinquent for non payment
Annual Salary		$ 250,000
Cash Paid							$ 2,815,943
Lease Expense							$ 2,581,528
Lease Term Descriptions							The operating lease agreement start October 1, 2020 and goes for three years at $9,798 per month
Rent And Utility							$ 30,000	30,000
Related Party Current Portion							$ 924,612	679,380
Weighted Average Discount Rate							10.00%
Warrant Expire							2 years
Operating Agreement To Lease				3 years			5 years
Customer Liability							$ 338,725	$ 338,725
Issuance Of Warrants							1,200,000
Preferred Stock, Authorized							1,000,000
Financing Arrangements							$ 10,417,602
Aire Fitness
Issuance Of Restricted Common Shares							500,000
Issuance Of Per Share							$ 1
Stock Issued To Non-controlling Interest Owners							500,000
EMA Financial, LLC | Securities Purchase Agreement
Loss Contingency							$ (786,355)
Loss Exposure Claimed In Excess							$ 7,614,967
SpeedConnect, LLC | Mr. Ogren
Settlement Agreement Description							Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022. This debt was completely paid off subsequent to December 31, 2021. The balance owing as of December 31, 2021 was $60,000 included in accounts payable
Mr. Serrett
Attorney Fees							$ 3,500
Loss Contingency							75,000
Back Pay And Benefits							$ 70,650
Default Judgement Date							May 15, 2018
Subsequent Event [Member]
Financing Arrangements			$ 0
Series A Preferred Stock
Preferred Stock, Authorized							1,500,000,000	1,000,000				100,000,000
Percentage Of Common Stock Conversion							60.00%	60.00%
Series A Preferred Stock | Subsequent Event [Member]
Preferred Stock, Authorized									2,500,000,000
Series D Preferred Stock
Preferred Stock, Authorized							100,000,000			100,000,000	100,000,000
Private Placement Separate								$ 12,000,000
Proceeds From Private Placement								12,000,000
Financing Arrangements								$ 4,700,000